Leases - Summary of supplemental cash flow information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 03, 2022	Mar. 31, 2021	Jan. 02, 2022
Leases [Abstract]
Operating cash flows from operating leases	$ 336	$ 312	$ 1,418
Operating leases		$ 8,763	$ 8,763